RELATED-PARTY TRANSACTIONS - Key Management compensation (Details)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Options EquityInstruments	Dec. 31, 2017 BRL (R$) Options EquityInstruments	Dec. 31, 2016 BRL (R$) Options EquityInstruments
Key Management personnel
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits	R$ 50,310,000	R$ 38,510,000
Contributions to defined contribution pension plans	1,595,000	1,158,000
Long term incentive plan attributable to key management	R$ 23,189,000	R$ 10,451,000	R$ 14,095,000
Stock options
Number of shares
Balance, beginning of year | Options	292,391	569,115	1,074,246
Options Cancelled | Options	(243,412)	(276,724)	(505,131)
Balance, end of year | Options	15,480	292,391	569,115
Weighted exercise price
Beginning of year	R$ 17.91	R$ 16.64	R$ 18.36
Options Cancelled	18.62	15.11	20.49
End of year	R$ 16.72	R$ 17.91	R$ 16.64
Stock options | Key Management personnel
Number of shares
Balance, beginning of year | Options	198,000
Options Cancelled | Options	(198,000)
Balance, end of year | Options		198,000
Weighted exercise price
Beginning of year	R$ 18.19
Options Cancelled	R$ 18.62
End of year		R$ 18.19
Restricted shares | Key Management personnel
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	5,945,310	4,831,999
Granted | EquityInstruments	1,255,286	1,353,930
Exercised | EquityInstruments	(511,333)	(240,619)
Shares adjustment | EquityInstruments	(313,716)
Balance, end of year | EquityInstruments	6,375,547	5,945,310	4,831,999